UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.

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          1.    Name and address of issuer:

                Claymore Exchange-Traded Fund Trust
                2455 Corporate West Drive
                Lisle, IL 60532

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          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                Claymore/BIR Leaders 50 ETF
                Claymore/BIR Mid-Cap Value ETF
                Claymore/BIR Small-Cap Core ETF
                Claymore/BNY BRIC ETF
                Claymore/Clear Mid-Cap Growth Index ETF
                Claymore/Clear Spin-Off ETF
                Claymore/Great Companies Large-Cap Growth Index ETF Claymore/IndexIQ Small-Cap Value ETF
                Claymore/KLD Sudan Free Large-Cap Core ETF
                Claymore/LGA Green ETF
                Claymore/Ocean Tomo Growth Index ETF
                Claymore/Ocean Tomo Patent ETF
                Claymore/Robeco Boston Partners Large-Cap Value ETF Claymore/Sabrient Defender ETF
                Claymore/Sabrient Insider ETF
                Claymore/Sabrient Stealth ETF
                Claymore/Zacks Growth & Income Index ETF
                Claymore/Zacks Mid-Cap Core ETF
                Claymore/Zacks Sector Rotation ETF
                Claymore/Zacks Yield Hog ETF

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          3.    Investment Company Act File Number: 811-21906

                Securities Act File Number: 333-134551


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          4(a). Last day of fiscal year for which this Form is filed: 8/31/08


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          4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


             Note: If the Form is being filed late, interest must be paid on the registration fee due.


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          4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
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          5. Calculation of registration fee:

             (i)  Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                              $ 1,478,578,820
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            (ii)  Aggregate price of securities
                  redeemed or repurchased during
                  the fiscal year:                               $   979,962,307
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           (iii)  Aggregate price of securities
                  redeemed or repurchased during
                  any prior fiscal year ending no
                  earlier than October 11, 1995 that
                  were not previously used to reduce
                  registration fees payable to the
                  Commission:                                    $     -
                                                                 ---------------

            (iv)  Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                 -$   979,962,307
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             (v)  Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                               $   498,616,513
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            (vi)  Redemption credits available for use           $(            )
                  in future years --- if Item 5(i) is            ---------------
                  less than Item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:
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           (vii)  Multiplier for determining registration
                  fee (See Instruction C.9):                      x  .0000393
                                                                 ---------------


          (viii)  Registration fee due [multiply Item
                  5(v) by Item 5(vii)] (enter "0" if
                  no fee is due):                               =$  19,595.63
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          6.  Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______.

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          7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                +$
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          8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                =$  19,595.63
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          9.  Date the registration fee and any interest payment
              Was sent to the Commission's lockbox depository:

                Method of Delivery:

                                    [ X ]    Wire Transfer
                                    [   ]    Mail or other means
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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Steven M. Hill
                                     ------------------------------------------
                                     Steven M. Hill
                                     Chief Financial Officer


      Date: 11-25-2008


  *Please print the name and title of the signing officer below the signature.

This filing is an amended filing to accession filing number 0000891804-08-003662 which calculated an amount due of $11,602.65. The correct amount due is $19,595.63